Schedule of Royalty and Other Mineral Interests (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Royalties
Beginning balance	$ 668,288	$ 264,545	$ 0
Additions	57	45,008	25,496
Disposal	(76)	(10)
Acquisition		366,102	238,864
Depletion	(216)	(1,756)	(164)
Foreign currency translation			379
Property option payments received	(549)	(1,780)	(30)
Impairment		(3,821)
Ending balance	$ 667,504	$ 668,288	$ 264,545